SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS International Fund


Effective July 9, 2009, the following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The fund is managed by a team of investment professionals who collaborate to implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with the portfolio holdings.

The following people handle the day-to-day management of the fund:

  Michael Sieghart, CFA                     Mark Schumann
  Managing Director of Deutsche Asset       Vice President of Deutsche Asset
  Management and Lead Portfolio Manager     Management and Portfolio Manager of
  of the fund.                              the fund.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management
     1997.                                     in 2003.
   o Senior fund manager of global and       o Portfolio Manager for European
     European equities: Frankfurt.             Large Cap Equity: Frankfurt.
   o Joined the fund in 2009.                o Joined the fund in 2009.
   o Master's degree in finance and          o Masters (Lic oec) from University
     economics from the University of          of St. Gallen (HSG).
     Economics and Business
     Administration, Vienna.

  Andreas Wendelken
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
   o Joined Deutsche Asset Management in
     2001; previously has worked for
     2 years as relationship manager for
     Southeastern Europe at Deutsche
     Bank's Global Corporates and
     Institutions division.
   o Portfolio manager for emerging
     markets equity: Frankfurt.
   o Joined the fund in 2009.
   o Master's degree in business
     administration from Frankfurt
     School of Finance & Management
     (previously: HfB), Frankfurt;
     completed bank training program
     ("Bankkaufmann") at Bremer
     Landesbank, Bremen.

               Please Retain This Supplement for Future Reference



July 9, 2009                                              [DWS INVESTMENTS LOGO]
DMF-3686                                                     Deutsche Bank Group